Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	R$ 3,511,797	R$ 3,325,731
Equity	281,202	307,809
Investment AFAC		10,780
Capital decrease	(37,129)
Amortization		(370)
Dividends and JSCP	(175,636)	(132,065)
Other	(2,297)	(88)
Investments, ending	3,577,937	3,511,797
Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	48,856	47,093
Equity	19,783	22,001
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(16,839)	(20,238)
Other	(1,929)	0
Investments, ending	49,871	48,856
Investment property [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	444	535
Equity	0	0
Investment AFAC		0
Capital decrease	0
Amortization		(3)
Dividends and JSCP	0	0
Other	(1)	(88)
Investments, ending	443	444
Dona Francisca Energetica [Member] | Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	30,812	28,043
Equity	5,354	5,353
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(1,441)	(2,584)
Other	0	0
Investments, ending	34,725	30,812
Foz Do Chopim Energetica [Member] | Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	16,113	17,116
Equity	14,431	16,651
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(15,398)	(17,654)
Other	0	0
Investments, ending	15,146	16,113
Others [Member] | Total for all associates [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	1,931	1,934
Equity	(2)	(3)
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	0	0
Other	(1,929)	0
Investments, ending	0	1,931
Total for all joint ventures [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	3,462,497	3,278,103
Equity	261,419	285,808
Investment AFAC		10,780
Capital decrease	(37,129)
Amortization		(367)
Dividends and JSCP	(158,797)	(111,827)
Other	(367)	0
Investments, ending	3,527,623	3,462,497
Total for all joint ventures [Member] | Voltalia Sao Miguel Do Gostoso I [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	117,484	115,976
Equity	(1,259)	1,508
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	0	0
Other	0	0
Investments, ending	116,225	117,484
Total for all joint ventures [Member] | Voltalia Sao Miguel Do Gostoso Direito De Authorization Rights [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	8,570	8,937
Equity	0	0
Investment AFAC		0
Capital decrease	0
Amortization		(367)
Dividends and JSCP	0	0
Other	(367)	0
Investments, ending	8,203	8,570
Total for all joint ventures [Member] | Caiua [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	133,074	125,297
Equity	12,641	12,263
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(7,017)	(4,486)
Other	0	0
Investments, ending	138,698	133,074
Total for all joint ventures [Member] | Integracao Maranhense [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	212,060	192,502
Equity	18,623	24,218
Investment AFAC		10,780
Capital decrease	0
Amortization		0
Dividends and JSCP	(16,209)	(15,440)
Other	0	0
Investments, ending	214,474	212,060
Total for all joint ventures [Member] | Matrincha [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	994,999	931,528
Equity	79,117	77,493
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(44,918)	(14,022)
Other	0	0
Investments, ending	1,029,198	994,999
Total for all joint ventures [Member] | Guaraciaba [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	492,083	467,099
Equity	31,193	30,871
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(5,362)	(5,887)
Other	0	0
Investments, ending	517,914	492,083
Total for all joint ventures [Member] | Paranaiba [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	292,022	263,979
Equity	29,908	36,269
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(8,324)	(8,226)
Other	0	0
Investments, ending	313,606	292,022
Total for all joint ventures [Member] | Mata De Santa Genebra [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	736,685	692,260
Equity	48,533	58,262
Investment AFAC		0
Capital decrease	(37,129)
Amortization		0
Dividends and JSCP	(53,038)	(13,837)
Other	0	0
Investments, ending	695,051	736,685
Total for all joint ventures [Member] | Cantareira [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	468,311	473,369
Equity	42,448	44,563
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(23,840)	(49,621)
Other	0	0
Investments, ending	486,919	468,311
Total for all joint ventures [Member] | Solar Parana [Member]
Disclosure Of Joint Ventures [Line Items]
Investments, beginning	7,209	7,156
Equity	215	361
Investment AFAC		0
Capital decrease	0
Amortization		0
Dividends and JSCP	(89)	(308)
Other	0	0
Investments, ending	R$ 7,335	R$ 7,209